Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary Of fair value measurement hierarchy of the assets and liabilities

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	342	—	—	342
Gold-linked loan	—	—	10,139	10,139
Financial assets at FVOCI
Long-term investments	—	—	1,587	1,587
Financial liabilities at FVTPL
Embedded derivatives	—	—	1,921	1,921
	342	—	13,647	13,989

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	3840	—	—	3,840
Financial assets at FVOCI
Long-term investments	—	—	1,587	1,587
Financial liabilities at FVTPL
Ely Warrants	132	—	—	132
Abitibi Options	110	—	—	110
	4,082	—	1,587	5,669